DERIVATIVE FINANCIAL INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES

7. DERIVATIVE FINANCIAL INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES

Foreign Currency Derivative and Hedging Activities

Currency forward contracts

We periodically enter into currency forward contracts primarily to hedge currency fluctuations of transactions denominated in currencies other than the functional currency of the respective entity. At December 31, 2012, the principal transactions hedged involved accounts receivable and accounts payable. When hedging currency exposures, our practice is to economically hedge such exposures with forward contracts denominated in the same currency and with similar critical terms as the underlying exposure, and therefore, the instruments are effective at generating offsetting changes in the fair value, cash flows or future earnings of the hedged item or transaction. The fair values of forward contracts are calculated each period. These forward contracts are not defined as hedging instruments and therefore, all changes in fair values are reported in other income (expense), net.

At December 31, 2012, net contractual amounts of forward contracts outstanding translated into USD totals $438.9. Of this total, $214.6 was attributed to the exposure in forward selling/purchase of USD, and $162.2 and $62.1 were attributable to the exposure in forward selling/purchase of Euros and pound sterling, respectively, translated into USD equivalent amounts. The net favorable (unfavorable) fair values of currency contracts, based on forward exchange rates at December 31, 2012 and 2011 were $1.7 and ($2.4), respectively.

At December 31, 2012 and 2011, the currency and net notional amounts of forward contracts outstanding translated into USD equivalent amounts were as follows:

December 31, 2012	Buy
Sell	U.S. Dollar	Euro	Canadian Dollar	Australian Dollar	Thai Baht	Chilean Peso	Mexican Peso	Malaysian Ringgit	Colombian Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$73.3	$66.9	0.0	$8.7	$20.2	$17.3	$3.0	$1.0	$0.1	0.0
Euro	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	$1.6
Pound Sterling	0.0	$152.9	0.0	$46.6	$15.5	0.0	0.0	0.0	0.0	0.0	0.0
Chinese Yuan	$20.3	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Brazilian Real	$3.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Japanese Yen	$0.3	$7.7	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

December 31, 2011	Buy
Sell	U.S. Dollar	Euro	Chilean Peso	Canadian Dollar	Australian Dollar	Thai Baht	Mexican Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$48.3	$21.8	$21.7	$18.0	$15.0	$11.5	$5.5	$0.9
Brazilian Real	$8.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$51.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Others	0.0	$0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Cash flow hedges

In the fourth quarter of 2011, we entered into a contract for the construction of certain manufacturing equipment, the payments of which were denominated in Swiss francs (CHF), and totaled approximately 7.3 CHF. These CHF payments exposed us to exchange rate fluctuations between CHF and USD. To hedge this risk, we entered into forward contracts to buy CHF and sell USD at agreed upon rates. To protect our consolidated earnings against the risk of foreign currency-related fluctuation associated with the forecasted CHF payments for the equipment, we designated the currency forward to buy CHF and sell USD on the forward’s maturity date (the “hedging instrument”) as a cash flow hedge of the foreign currency risks associated with our capitalization of the first, previously unhedged, forecasted CHF-denominated invoices. At hedge inception, we expected that the hedging relationship would be highly effective at achieving offsetting changes in cash flows attributable to the risk being hedged because the key features and terms (i.e., the currency, notional amount, and timing) for the forward and the respective hedged transactions closely match at inception.

The contracts settled in the first and third quarters of 2012, and there was no hedge ineffectiveness. Approximately $0.1 was recorded in accumulated other comprehensive income at settlement, which was reclassified into earnings in the fourth quarter of 2012 due to the immaterial nature of the amount.

Cross currency swaps

We have used cross currency swaps to hedge the changes in the cash flows of certain Euro denominated intercompany loans receivable (“Euro loans”) held by U.S. entities and to hedge a portion of our net investment in Cytec Surface Specialties SA/NV (our largest Euro functional currency subsidiary).

The swaps were originally designated as cash flow hedges of the changes in value of the future Euro interest and principal receipts that resulted from changes in the USD to Euro exchange rates on certain Euro denominated intercompany loans receivable we have with one of our subsidiaries. Since the loans and underlying investment were denominated in Euros, we had foreign exchange exposure to the Euro/USD exchange rate changes. We hedged these foreign exchange exposures by using cross currency swaps with notional amounts of €207.9 ($250.0), which were expected to settle on October 1, 2015 (“ten year swaps”). At the initial principal exchange, we paid $250.0 and received €207.9 from counterparties. At the final exchange of the ten year swaps, originally expected to be October 1, 2015, we were to pay €207.9 and receive $250.0.

The swaps had fixed interest rates on both legs. We paid 4.52% interest per annum on the Euro notional amount and we received 6.0% interest per annum on the USD notional amount. The interest payment dates (April 1 and October 1) and Euro rates coincided with the Euro loans.

The swaps fixed the USD equivalent cash flows of the Euro loans and eliminated foreign exchange variability, since the notional amounts of the swaps equaled that of the loans, and all cash flow dates and interest rates coincided between the swaps and the loans; therefore no ineffectiveness was expected or occurred.

In September 2010, we de-designated our ten year swaps as hedging instruments due to the early settlement of a €41.6 portion of these swaps by one of our counterparties effective October 1, 2010. As a result of this termination, we executed a new cross currency swap effective October 1, 2010 to maintain the total notional amount of the ten year swaps at €207.9. With respect to this replacement swap, we paid 4.52% per annum on the Euro notional amount and received 5.80% per annum on the USD notional amount on each April 1 and October 1, through the maturity date of the swap, which was also expected to be on October 1, 2015. We concurrently designated all the ten year swaps as a net investment hedge of the value of one of our U.S. subsidiaries’ net investment in our Belgium-based subsidiary, Cytec Surface Specialties SA/NV, against the risk of adverse foreign exchange movements in the USD value of the Euro. Since the critical terms of the ten year swaps match the critical terms of the net investment in Cytec Surface Specialties SA/NV, the ten year swaps were highly effective in offsetting the changes in the value of the net investment attributable to the change in USD value of the Euro.

In July 2012, we terminated all of our outstanding cross currency swaps to take advantage of the declining value of the Euro and to prepare for the anticipated divestiture of Coating Resins. The final payment of approximately $1.8 to settle the swaps was based on the fair value of the swaps at the time of termination.

All cross currency swaps were recorded at fair value as either assets or liabilities. Each period we recorded the change in the fair value of the ten year swaps in accumulated other comprehensive income. For the ten year swaps, prior to its de-designation as cash flow hedges in September 2010, we reclassified an amount out of accumulated other comprehensive income to the income statement to offset the foreign currency gain or loss on the remeasurement to USD of the Euro intercompany loans. The amount of such reclassification depended on changes in the USD/ Euro exchange rate occurring during the period.

For cross currency swaps designated as a hedge of our net investment in Cytec Surface Specialties SA/NV, the fair value of the ten year swaps was calculated each period with changes in fair value reported in foreign currency translation adjustments within accumulated other comprehensive income (loss), net of tax. Such amounts reclassified to translation adjustments will remain in other comprehensive income (loss) until the complete or substantially complete liquidation of our investment in Cytec Surface Specialties SA/NV. We monitored the counterparty credit risk and the continued probability of the hedged cash flows as to amount and timing.

At December 31, 2011, the unfavorable fair value of the ten year cross currency swaps was $13.2.

Commodity Derivative and Hedging Activities

We purchase natural gas for utility consumption at our manufacturing facilities and therefore, our overall profitability and operating cash flows are exposed to the variability in the market price. At times, to partially eliminate this variability, we used natural gas forward purchase contracts to hedge a portion of our utility requirements at certain of our North American manufacturing facilities through June 2011. These forward contracts, which were highly effective at achieving offsetting cash flows of the underlying natural gas purchases, had been designated as cash flow hedges of our forecasted natural gas purchases and reported on the consolidated balance sheets at fair value in other assets/liabilities, with the effective portion of the fair value of the forward contract included in accumulated other comprehensive income/ (loss) on an after-tax basis. Any ineffectiveness, which represented the amount by which the cumulative change in the cash flows of the forward contract was not completely offset by the cumulative change in the cash flows of the hedged transaction, was recognized in other income (expense), net in the current period. During the years ended December 31, 2011 and 2010, there were no significant gains or losses reported in earnings for ineffectiveness, and we did not hedge any new items in 2012. Gains and losses were reclassified into earnings, as a component of manufacturing cost of sales, in the period the hedged natural gas purchases affected earnings. If the derivative was no longer highly effective in achieving offsetting cash flows, subsequent changes in fair value were recorded in other income (expense), net. If the hedging relationship was terminated and the originally hedged transaction remained probable of occurring, the unrealized gain or loss associated with forward contracts remained in accumulated other comprehensive income and was recognized in earnings as a component of cost of sales in the period the originally hedged natural gas purchase affected earnings. If the forecasted transaction was no longer probable of occurring, we recognized the related gain or loss in other expense, net in that period.

In conjunction with the divestiture of the former Building Block Chemicals segment in the first quarter of 2011, we terminated our natural gas hedge contracts and, since June 2011, we no longer hold any natural gas forwards.

At December 31, 2012, we did not have derivative instruments that contained credit-related-risk contingent features or provisions that would trigger immediate settlement or require us to post collateral to our counterparties. Also as of December 31, 2012, we did not have any significant concentration of credit risk arising from our derivative instruments.

The following tables summarize the impact of derivative instruments on our consolidated balance sheets and consolidated statements of income:

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Cross currency swaps	Other current assets	$—	Other current assets	$0.3	Other noncurrent liabilities	$—	Other noncurrent liabilities	$13.5
Foreign currency forwards					Accrued expenses	—	Accrued expenses	0.1

Total derivatives designated as hedging instruments:		$—		$0.3		$—		$13.6

Derivatives not designated as hedging instruments:
Foreign currency forwards	Other current assets	3.2	Other current assets	0.3	Accrued expenses	1.5	Accrued expenses	2.7

Total derivatives not designated as hedging instruments:		$3.2		$0.3		$1.5		$2.7

Total derivatives		$3.2		$0.6		$1.5		$16.3

The following tables summarize the amounts and locations of our hedging derivatives’ gains or (losses) recognized for the years ended December 31, 2012 and 2011:

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2012	2011		2012	2011		2012	2011
Natural gas forwards	$0.0	$0.0	Manufacturing cost of sales	$0.0	$(2.1)		$0.0	$0.0
Foreign currency forwards	—	(0.1)	Other expense, net	(0.1)	0.0		—	0.0

Total	$—	$(0.1)		$(0.1)	$(2.1)		$—	$—

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Net Investment Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2012	2011		2012	2011		2012	2011
Cross currency swaps	$7.8	$3.3		$—	$—		$—	$—

The following table summarizes the amount and location of gains or (losses) recognized in income for our derivatives not designated as hedges for the years ended December 31, 2012, and 2011:

Derivatives not Designated as Hedging Instruments:	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31,
		2012	2011
Foreign currency forwards	Other expense, net	$0.2	$(4.1)

Total		$0.2	$(4.1)

Fair Value Measurements

We have certain assets and liabilities that are carried at fair value on a recurring basis in the financial statements, for which we determine the appropriate level in the fair value hierarchy for each fair value measurement. The fair value hierarchy prioritizes the inputs, which refer broadly to assumptions market participants would use in pricing an asset or liability, into three levels. It gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The level in the fair value hierarchy within which a fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, interest rates, exchange rates, and yield curves observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability.

All of our derivatives are valued based on Level 2 inputs. Our currency forwards are valued based on readily available published indices for currency exchange rates.

A summary of the fair value measurements for each major category of derivatives at December 31, 2012 is outlined in the table below:

Description	Significant Other Observable Inputs (Level 2)
Currency forwards	$1.7

Total	$1.7

As of December 31, 2012, we did not have any non-financial assets and liabilities that are carried at fair value on a recurring basis in the consolidated financial statements for which a fair value measurement was required for the year ended December 31, 2012.